Other Assets, Net - Summary of Analysis of Other Assets (Parenthetical) (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other assets [abstract]
Judicial deposits	$ 20,288,382	$ 20,030,041